Derivative Instruments - Detailed Information about Financial Instruments under Cash Flow Hedge (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Hedging instrument (Hedged item)
Derivative financial assets	₩ 310,146	₩ 341,108
Derivative financial liabilities	6,403	3,437
Held For Trading [member]
Hedging instrument (Hedged item)
Derivative financial assets	108,884
Derivative financial liabilities	(5,782)
Fair value [member]
Hedging instrument (Hedged item)
Derivative financial assets	108,884
Derivative financial liabilities		₩ (5,782)
Total return swap [member] | Held For Trading [member]
Hedging instrument (Hedged item)
Derivative financial assets	97,654
Total return swap [member] | Fair value [member]
Hedging instrument (Hedged item)
Derivative financial assets	97,654
Exchange Option [Member] | Held For Trading [member]
Hedging instrument (Hedged item)
Derivative financial liabilities	(3,432)
Exchange Option [Member] | Fair value [member]
Hedging instrument (Hedged item)
Derivative financial liabilities	(3,432)
Price Return Swap [Member] | Held For Trading [member]
Hedging instrument (Hedged item)
Derivative financial liabilities	(555)
Price Return Swap [Member] | Fair value [member]
Hedging instrument (Hedged item)
Derivative financial liabilities	(555)
Forward contract [member] | Held For Trading [member]
Hedging instrument (Hedged item)
Derivative financial liabilities	(26)
Forward contract [member] | Fair value [member]
Hedging instrument (Hedged item)
Derivative financial liabilities	(26)
Share option [member] | Held For Trading [member]
Hedging instrument (Hedged item)
Derivative financial assets	11,230
Derivative financial liabilities	(1,769)
Share option [member] | Fair value [member]
Hedging instrument (Hedged item)
Derivative financial assets	11,230
Derivative financial liabilities	₩ (1,769)